Equipment	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Equipment [Text Block]
Note 3	Equipment

	March 31, 2015
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$3,015	$1,266	$1,749

	September 30, 2014
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$3,015	$768	$2,247

Note 3	Equipment

		September 30, 2014
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$3,015	$768	$2,247

		September 30, 2013
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,631	$–